Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Goodwill Balances
The following table summarizes the changes in the Company’s goodwill balances as of December 31, 2018 and 2019:

	Web presence	Digital marketing	Total
	(in thousands)
Goodwill balance at December 31, 2017	$1,246,277	$604,305	$1,850,582
Foreign translation impact	(1,517)	—	(1,517)
Goodwill balance at December 31, 2018	$1,244,760	$604,305	$1,849,065
Goodwill related to 2019 acquisition	—	6,973	6,973
Goodwill related to 2019 divestiture	—	(7,864)	(7,864)
Foreign translation impact	(531)	—	(531)
Impairment	(12,333)	—	(12,333)
Goodwill balance at December 31, 2019	$1,231,896	$603,414	$1,835,310

Summary of Other Intangible Assets
As of December 31, 2018, other intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life
	(dollars in thousands)
Developed technology	$284,266	$180,914	$103,352	7 years
Subscriber relationships	659,515	486,518	172,997	7 years
Tradenames	134,048	84,617	49,431	8 years
Intellectual property	34,263	28,954	5,309	5 years
Domain names available for sale	30,981	9,554	21,427	Indefinite
Total December 31, 2018	$1,143,073	$790,557	$352,516

As of December 31, 2019, other intangible assets consisted of the following:

	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Useful Life
	(dollars in thousands)
Developed technology	$280,330	$207,844	$72,486	7 years
Subscriber relationships	659,837	529,276	130,561	7 years
Tradenames	134,046	94,982	39,064	8 years
Intellectual property	34,263	31,372	2,891	5 years
Domain names available for sale	18,160	18,160	—	Indefinite
Total December 31, 2019	$1,126,636	$881,634	$245,002

Summary of Expected Future Amortization of Other Intangible Assets
As of December 31, 2019, the expected future amortization of the other intangible assets, excluding indefinite life and in-process research and development intangibles, was approximately as follows:

Amount
Year Ending December 31,	(in thousands)
2020	$71,321
2021	61,322
2022	37,699
2023	18,178
2024	13,935
Thereafter	42,547
Total	$245,002